UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5066

Smith Barney Arizona Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end: May 31
Date of reporting period: May 31, 2003

ITEM 1.      REPORT TO STOCKHOLDERS.

       The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                         ARIZONA MUNICIPALS FUND INC.

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


        Letter From the Chairman....................................  1

        Manager Overview............................................  2

        Fund Performance............................................  4

        Historical Performance......................................  5

        Schedule of Investments.....................................  6

        Statement of Assets and Liabilities......................... 12

        Statement of Operations..................................... 13

        Statements of Changes in Net Assets......................... 14

        Notes to Financial Statements............................... 15

        Financial Highlights........................................ 21

        Independent Auditors' Report................................ 24

        Additional Information...................................... 25

        Tax Information............................................. 28

[PHOTO]

R. JAY
GERKEN, CFA
Chairman, President and Chief Executive Officer

                           LETTER FROM THE CHAIRMAN

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

1 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

                               MANAGER OVERVIEW

[PHOTO]


JOSEPH P. DEANE
Vice President and Investment Officer

Performance Review
For the 12 months ended May 31, 2003, Class A shares of the Smith Barney Arizona Municipals Fund Inc. ("Fund"), without sales charges, returned 4.07%. The Fund performed worse than its unmanaged benchmark, the Lehman Brothers Municipal Bond Index,/i/ which returned 10.36% for the same period. It also underperformed its Lipper peer group of Arizona municipal debt funds, which returned 8.61% for the same period./2/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser. Past performance is not indicative of future results.

During the period we reduced the Fund's duration (its sensitivity to interest rate movements). Although no one can say for sure where interest rates are headed, considering that interest rates are hovering at historic lows, we reduced the Fund's duration to position the portfolio for a possible rise in interest rates. While this strategy hampered the Fund's short-term performance and contributed to its underperformance versus its benchmark index, our goal has been to prudently position the Fund for the long term.

Market Review
Municipal bonds collectively generated strong results over the reporting period, although the market vacillated throughout the year due to swings in investor sentiment. When the period began, concerns about the health of the economy and corporate accounting practices prompted many investors to shift money from riskier assets into higher-rated fixed-income securities, specifically U.S. Treasuries, as well as into investment-grade municipal bonds. Bonds lost a little ground to equities when the Fed cut short-term interest rates to their lowest levels in over 40 years last November. However, as concerns regarding the prospects of war in Iraq and the U.S. economy became more pronounced, many investors again shifted assets into higher-rated debt issues.

Our Approach to Securities Selection
The recession and stock market's retreat last year negatively impacted the tax collections of many municipalities, and Arizona was no exception. Therefore, we remained particularly attentive to diligently evaluating investment candidates on a risk/reward basis. Given the relatively lower yields offered by higher-rated

--------
/2/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended May 31, 2003, calculated among 36 funds in the Arizona municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.


2 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders state-backed general obligation bonds during the period, the Fund maintained significant exposure to essential services revenue bonds, such as those in the water-and-sewer and utilities sectors to a modest extent. (Revenue bonds are supported directly by the operating revenues of the projects of their issuers.) The Fund was concentrated primarily in the hospital (which offered relatively higher tax-exempt yields than many other sectors), industrial development and multi-family housing industries. Rather than target specific sectors, the Fund invested in issues that appeared competitively priced to us in a broad range of sectors.

We reduced the Fund's duration by targeting issues with higher coupons, which is the fixed rate that the issuer promises to pay the bondholder until maturity, and selling bonds with lower coupons. Furthermore, we continued to use U.S. Treasury futures to help hedge the Fund to an extent against the possibility of rising rates. While this strategy detracted from the Fund's returns, we opted to pursue this more conservative course in terms of managing interest rate risk while seeking bonds that offered reasonable levels of tax-exempt income.

The Fund's focus on high-quality, investment-grade issues is also indicative of our conservative approach. As of the period's close, over 43% of the Fund was invested in issues rated AAA by Standard and Poor's Ratings Service, and over 78% of the Fund was invested in issues rated A or better.

Thank you for your investment in the Smith Barney Arizona Municipals Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

                        Sincerely,
                        /s/ Joseph P. Deane


                        Joseph P. Deane
                        Vice President
                        and Investment Officer

June 18, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2003 and are subject to change. Please refer to pages 6 through 9 for a list and percentage breakdown of the Fund's holdings.


3 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

--------
/i/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

 AVERAGE ANNUAL TOTAL RETURNS+

                            Without Sales Charges/(1)/
                            -------------------------
                            Class A  Class B  Class L
------------------------------------------------------
Twelve Months Ended 5/31/03  4.07%    3.38%    3.35%
------------------------------------------------------
Five Years Ended 5/31/03     4.05     3.47     3.44
------------------------------------------------------
Ten Years Ended 5/31/03      5.15     4.60      N/A
------------------------------------------------------
Inception* through 5/31/03   6.50     5.14     5.66
------------------------------------------------------

                             With Sales Charges/(2)/
                            ------------------------
                            Class A  Class B  Class L
-----------------------------------------------------
Twelve Months Ended 5/31/03  (0.11)%  (1.09)%  1.35%
-----------------------------------------------------
Five Years Ended 5/31/03      3.20     3.31    3.22
-----------------------------------------------------
Ten Years Ended 5/31/03       4.73     4.60     N/A
-----------------------------------------------------
Inception* through 5/31/03    6.23     5.14    5.54
-----------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (5/31/93 through 5/31/03)                  65.28%
--------------------------------------------------------------
Class B (5/31/93 through 5/31/03)                  56.72
--------------------------------------------------------------
Class L (Inception* through 5/31/03)               59.53
--------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B and L shares are June 1, 1987, November 6, 1992 and December 8, 1994, respectively.

4 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)

                Value of $10,000 Invested in Class A Shares of
                 Smith Barney Arizona Municipals Fund Inc. vs.
                   Lehman Brothers Municipal Bond Index and
                 Lipper Arizona Municipal Debt Funds Average+

--------------------------------------------------------------------------------
                             May 1993 -- May 2003

                                    [CHART]

      Smith Barney Arizona
      Municipals Fund Inc.     Lehman Brothers     Lipper Arizona Municipal
        -- Class A Shares    Municipal Bond Index     Debt Funds Average
      ---------------------  --------------------  ------------------------
5/93         $ 9,603               $10,000                  $10,000
5/94           9,730                10,247                   10,161
5/95          10,643                11,181                   11,075
5/96          11,049                11,692                   11,467
5/97          11,940                12,660                   12,359
5/98          13,015                13,848                   13,438
5/99          13,509                14,496                   13,926
5/00          13,152                14,487                   13,514
5/01          14,470                16,247                   14,900
5/02          15,252                17,303                   15,761
5/03          15,872                19,097                   17,116

+Hypothetical illustration of $10,000 invested in Class A shares on May 31, 1993, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 2003. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment-grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Arizona Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (36 funds as of May 31, 2003). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

5 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS                                            MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                              SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------
General Obligation -- 23.9%
                     Maricopa County GO:
                       Elementary School District No. 8, Osborne Elementary
                        School District:
$1,000,000 A1*           7.500% due 7/1/09+                                              $  1,275,620
   210,000 AAA           Series A, FGIC-Insured, 5.875% due 7/1/14                            236,863
   650,000 AAA         Elementary School District No. 14, (Creighton School
                        Improvement Project 1990), Series C, FGIC-Insured, (Partially
                        escrowed to maturity with U.S. government securities),
                        6.500% due 7/1/08                                                     785,590
 1,000,000 AAA         Elementary School District No. 40, (Glendale School
                        Improvement), AMBAC-Insured, 6.300% due 7/1/11 (b)+                 1,106,080
   390,000 AAA         School District No. 008, FGIC-Insured, (Pre-Refunded --
                        Escrowed with U.S. government securities to 7/1/06
                        Call @ 101), 5.875% due 7/1/14                                        446,460
   635,000 AAA         School District No. 80, Chandler Unified School District,
                        FGIC-Insured, 5.800% due 7/1/12+                                      670,249
 1,000,000 AA          Unified High School District No. 210, (Phoenix Project of 1995),
                        Series B, (Partially Pre-Refunded -- Escrowed with U.S.
                        government securities to 7/1/06 Call @ 101),
                        5.375% due 7/1/13 (c)                                               1,129,770
                     Phoenix GO:
 1,400,000 AA+        Refunding, Series A, 6.250% due 7/1/17                                1,814,050
                      Series B:
   400,000 AA+          5.000% due 7/1/22                                                     429,236
   575,000 AA+          5.000% due 7/1/23                                                     615,221
   400,000 A+        Phoenix Special Assignment, Central Avenue Improvement District,
                      7.000% due 1/1/06                                                       401,776
 1,000,000 AAA       Pima County GO, Unified School District No. 1, Tucson,
                      FGIC-Insured, 7.500% due 7/1/10                                       1,306,470
   500,000 AAA       Pinal County Unified School District No. 43, GO, Apache Junction,
                      Series A, FGIC-Insured, 5.850% due 7/1/15                               572,010
   500,000 NR        Scottsdale Mountain Communication Facilities District GO,
                      District No. 3, Series A, 6.200% due 7/1/17                             511,910
                     Tempe Union High School District No. 213, GO, FGIC-Insured:              301,427
   285,000 AAA         6.000% due 7/1/10
   715,000 AAA         Pre-Refunded -- Escrowed with state and local government
                        securities to 7/1/04 Call @ 101, 6.000% due 7/1/10                    760,195
----------------------------------------------------------------------------------------------------
                                                                                           12,362,927
----------------------------------------------------------------------------------------------------
Hospitals -- 15.1%
 1,500,000 Ba2*      Arizona Health Facilities Authority, Hospital Systems Revenue,
                      Phoenix Children's Hospital, Series A, 6.125% due 11/15/22+           1,116,000
                     Maricopa County Hospital Revenue, Sun Health Corp.:
 1,500,000 Baa1*       5.900% due 4/1/09+                                                   1,633,680
 1,000,000 Baa1*       6.125% due 4/1/18                                                    1,047,420

                      See Notes to Financial Statements.

6 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Hospitals -- 15.1% (continued)
$  500,000 AAA       Maricopa County IDA, Hospital Revenue, Samaritan Health
                      Services, Series A, MBIA-Insured, (Escrowed to maturity with
                      U.S. government securities), 7.000% due 12/1/16                $    671,465
 3,000,000 AAA       Mesa IDA, Discovery Health Systems, Series A, MBIA-Insured,
                      5.625% due 1/1/29+                                                3,333,660
-------------------------------------------------------------------------------------------------
                                                                                        7,802,225
-------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 8.8%
                     Maricopa County IDA, MFH Revenue:
   500,000 AAA         Metro Gardens -- Mesa Ridge Project, Series A, MBIA-Insured,
                        5.650% due 7/1/19+                                                544,300
 1,740,000 AAA         Mortgage Loan, Series A, FHA-Insured, 5.900% due 7/1/24          1,773,130
                     Phoenix IDA, MFH Revenue:
                       Ventana Palms Apartments Project, Series A, MBIA-Insured:
   150,000 Aaa*         6.100% due 10/1/19                                                164,292
   950,000 Aaa*         6.150% due 10/1/29                                              1,034,341
 1,000,000 AA          Woodstone & Silver Springs, Radian-Insured,
                        6.250% due 4/1/23                                               1,024,930
-------------------------------------------------------------------------------------------------
                                                                                        4,540,993
-------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.9%
   125,000 AAA       Phoenix IDA, Single-Family Mortgage Revenue, GNMA/FNMA/
                      FHLMC-Collateralized, 6.300% due 12/1/12 (d)                        132,044
   310,000 AAA       Pima County IDA, Single-Family Mortgage Revenue,
                      GNMA-Collateralized, 6.750% due 11/1/27 (d)                         320,639
-------------------------------------------------------------------------------------------------
                                                                                          452,683
-------------------------------------------------------------------------------------------------
Industrial Development -- 13.1%
   750,000 NR        Navajo County IDA, IDR, (Stone Container Corp. Project),
                      7.400% due 4/1/26 (d)                                               755,310
   700,000 A-1+      Phoenix IDA, MFH Revenue, (Del Mar Terrace Apartments Project),
                      Series A, 1.350% due 1/1/31 (e)                                     700,000
                     Pima County IDA, Industrial Revenue Refunding:
   505,000 AAA         FSA-Insured, 7.250% due 7/15/10                                    521,155
    35,000 AAA         Series A, GNMA/FNMA/FHLMC-Collateralized,
                        6.250% due 11/1/30 (d)                                             37,098
 1,000,000 Ba3*        Tucson Electric Power Co. Project, Series B,
                        6.000% due 9/1/29                                                 954,230
 2,125,000 NR        Stanford Court Apartments, Series B, 6.250% due 7/1/18+            2,116,670
                     Tempe IDA, IDR, Friendship Village Refunding, Series A:
   350,000 NR          6.200% due 12/1/03                                                 351,302
   250,000 NR          6.250% due 12/1/04                                                 252,578
 1,000,000 AAA       Tucson IDA, Lease Revenue, University of Arizona/Marshall
                      Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22           1,068,610
-------------------------------------------------------------------------------------------------
                                                                                        6,756,953
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

7 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Life Care Systems -- 1.6%
$  960,000 NR        Flagstaff IDA, Living Community Revenue, (Northern Community
                      Project), 6.200% due 9/1/28                                    $    827,117
-------------------------------------------------------------------------------------------------
Miscellaneous -- 17.7%
   250,000 AAA       Arizona State Municipal Financing Program COP, Series 20,
                      BIG-Insured, (Escrowed to maturity with U.S. government
                      securities), 7.625% due 8/1/06                                      281,980
   750,000 Aa1*      Arizona Student Loan Revenue Acquisition Authority, Series B,
                      Guaranteed Student Loan, 6.600% due 5/1/10 (d)                      792,232
   500,000 AAA       Casa Grande Excise Tax Revenue, FGIC-Insured,
                      6.200% due 4/1/15                                                   541,570
                     Phoenix Civic Improvement Corp., Excise Tax Revenue, Sr. Lien:
 2,630,000 AAA         Adams Street Garage Project B, 5.375% due 7/1/29+                2,833,588
 2,350,000 AAA         Municipal Courthouse Project A, 5.375% due 7/1/10+               2,531,914
                     Sierra Vista Municipal Property Corp., AMBAC-Insured:
   355,000 AAA         6.000% due 1/1/11                                                  382,889
   500,000 AAA         6.150% due 1/1/15                                                  539,620
   200,000 VMIG 1*   Tempe Arizona Excise Tax Revenue, (Tempe Center for the Arts
                      Project), 1.350% due 7/1/20 (e)+                                    200,000
 1,000,000 AA        Tucson COP, (Pre-Refunded -- Escrowed with state and local government securities to 7/1/04 Call @ 100),
                      6.375% due 7/1/09                                                 1,057,320
-------------------------------------------------------------------------------------------------
                                                                                        9,161,113
-------------------------------------------------------------------------------------------------
Pollution Control -- 5.4%
                     Coconino County Pollution Control Corp., Revenue Refunding:
 1,000,000 A-          Arizona Public Service Co., Series A, 5.875% due 8/15/28         1,018,950
 1,000,000 B-          Nevada Power Co. Project, 6.375% due 10/1/36 (d)                   932,950
   850,000 A-        Navajo County PCR, Arizona Public Service Co., Series A,
                      5.875% due 8/15/28+                                                 865,929
-------------------------------------------------------------------------------------------------
                                                                                        2,817,829
-------------------------------------------------------------------------------------------------
Transportation -- 5.0%
                     Phoenix Civic Improvement Corp., Airport Revenue:
 1,000,000 AAA         FGIC-Insured, 5.375% due 7/1/29 (d)                              1,034,470
 1,500,000 AAA         Series A, FSA-Insured, 5.000% due 7/1/25+                        1,562,250
-------------------------------------------------------------------------------------------------
                                                                                        2,596,720
-------------------------------------------------------------------------------------------------
Utilities -- 4.3%
 1,000,000 AA        Agricultural Improvement and Power District, Electric Systems
                      Revenue, (Salt River Project), Series A, 5.000% due 1/1/23+       1,069,020
   250,000 BBB-      Prescott Valley Improvement District, Special Assessment, Sewer
                      Collection System, Roadway Repair, 7.900% due 1/1/12                256,103
 1,000,000 BBB       Yavapai County IDA, IDR, (Citizens Utilities Co. Project),
                      5.450% due 6/1/33 (d)                                               877,310
-------------------------------------------------------------------------------------------------
                                                                                        2,202,433
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

8 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                          SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Water and Sewer -- 4.2%
$1,000,000 Aaa*      Arizona Water Infrastructure Finance Authority, Series A,
                      5.000% due 10/1/19+                                       $ 1,093,860
 1,000,000 AAA       Phoenix Civic Improvement Corp. Wastewater System Revenue,
                      FGIC-Insured, 5.000% due 7/1/24                             1,053,570
-------------------------------------------------------------------------------------------
                                                                                  2,147,430
-------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $48,839,136**)                                    $51,668,423
-------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
(c) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
 + All or a portion of this security is segregated for open futures contracts commitments (See Note 6).
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 10 and 11 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

9 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB  -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse busi- ness, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B   -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, finan- cial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

     10 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)


ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance
CHFCLI --California Health Facility Construction Loan Insurance
CONNIE --College Construction Loan Insurance Association
  LEE
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDC    --Housing Development Corporation

HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters Company
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MFH    --Multi-Family Housing
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand

     11 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                                MAY 31, 2003

ASSETS:
  Investments, at value (Cost -- $48,839,136)                        $51,668,423
  Receivable for securities sold                                       1,040,000
  Interest receivable                                                  1,015,496
  Receivable for Fund shares sold                                         24,204
  Receivable from broker -- variation margin                              15,938
--------------------------------------------------------------------------------
  Total Assets                                                        53,764,061
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                      104,414
  Bank overdraft                                                          62,583
  Investment advisory fee payable                                         23,343
  Administration fee payable                                              14,928
  Distribution plan fees payable                                           6,231
  Accrued expenses                                                        45,787
--------------------------------------------------------------------------------
  Total Liabilities                                                      257,286
--------------------------------------------------------------------------------
Total Net Assets                                                     $53,506,775
--------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $     5,363
  Capital paid in excess of par value                                 53,749,993
  Undistributed net investment income                                     15,956
  Accumulated net realized loss from investment transactions          (2,173,629)
  Net unrealized appreciation of investments and futures contracts     1,909,092
--------------------------------------------------------------------------------
Total Net Assets                                                     $53,506,775
--------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                              4,041,625
  Class B                                                                971,085
  Class L                                                                350,348
Net Asset Value:
  Class A (and redemption price)                                           $9.98
  Class B *                                                                $9.98
  Class L *                                                                $9.97
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)       $10.40
  Class L (net asset value plus 1.01% of net asset value per share)       $10.07
--------------------------------------------------------------------------------

 * Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

     12 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS                         FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Interest                                                                    $ 3,021,381
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 4)                                                165,535
  Distribution plan fees (Note 7)                                                 154,286
  Administration fee (Note 4)                                                     110,357
  Shareholder communications (Note 7)                                              54,912
  Audit and legal                                                                  52,144
  Custody                                                                          30,450
  Registration fees                                                                20,749
  Shareholder servicing fees (Note 7)                                              19,529
  Directors' fees                                                                  11,934
  Other                                                                             6,895
-----------------------------------------------------------------------------------------
  Total Expenses                                                                  626,791
-----------------------------------------------------------------------------------------
Net Investment Income                                                           2,394,590
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                                        309,166
   Futures contracts                                                           (1,026,147)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                              (716,981)
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of year                                                            1,489,028
   End of year                                                                  1,909,092
-----------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                         420,064
-----------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                    (296,917)
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $ 2,097,673
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     13 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS                 FOR THE YEARS ENDED MAY 31,

                                                 2003          2002
         --------------------------------------------------------------
         OPERATIONS:
          Net investment income              $  2,394,590  $ 2,459,230
          Net realized gain (loss)               (716,981)      31,563
          Increase in net unrealized
            appreciation                          420,064      182,217
         -------------------------------------------------------------
          Increase in Net Assets From
            Operations                          2,097,673    2,673,010
         -------------------------------------------------------------
         DISTRIBUTIONS TO
         SHAREHOLDERS FROM (NOTES 3 AND 8):
          Net investment income                (2,443,835)  (2,503,536)
         -------------------------------------------------------------
          Decrease in Net Assets
            From Distributions to
            Shareholders                       (2,443,835)  (2,503,536)
         -------------------------------------------------------------
         FUND SHARE TRANSACTIONS (NOTE 9):
          Net proceeds from sale of shares      9,101,785   11,738,132
          Net asset value of shares issued
            for reinvestment of dividends       1,220,521    1,260,128
          Cost of shares reacquired           (11,130,032)  (9,193,834)
         -------------------------------------------------------------
          Increase (Decrease) in Net Assets
            From Fund Share Transactions         (807,726)   3,804,426
         -------------------------------------------------------------
         Increase (Decrease) in Net Assets     (1,153,888)   3,973,900

         NET ASSETS:
          Beginning of year                    54,660,663   50,686,763
         -------------------------------------------------------------
          End of year*                       $ 53,506,775  $54,660,663
         -------------------------------------------------------------
         * Includes undistributed net
          investment income of:                   $15,956      $65,201
         -------------------------------------------------------------

                      See Notes to Financial Statements.

     14 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or with the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.

     15 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

Smith Barney Fund Management LLC (''SBFM''), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of its average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended May 31, 2003, the Fund paid transfer agent fees of $12,120 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year

     16 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders
from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year of purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended May 31, 2003, CGM received sales charges of approximately $46,000 and $6,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended May 31, 2003, CDSCs paid to CGM for Class B shares were approximately $10,000.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the year ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                             ---------------------
                             Purchases $ 5,997,049
                             ---------------------
                             Sales      10,639,317
                             ---------------------

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                   -----------------------------------------
                   Gross unrealized appreciation $3,557,986
                   Gross unrealized depreciation   (728,699)
                   -----------------------------------------
                   Net unrealized appreciation   $2,829,287
                   -----------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures

     17 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders
contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Loss
  ---------------------------------------------------------------------------
  To Sell:
  U.S. Treasury Bonds    170       6/03    $19,564,805 $20,485,000 $(920,195)
  ---------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the year ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                        Class A Class B Class L
                 ----------------------------------------------
                 Distribution Plan Fees $61,834 $68,077 $24,375
                 ----------------------------------------------

For the year ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                          Class A Class B Class L
               --------------------------------------------------
               Shareholder Servicing Fees $13,253 $5,169  $1,107
               --------------------------------------------------

     18 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

For the year ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L
           ----------------------------------------------------------
           Shareholder Communication Expenses $38,582 $12,317 $4,013
           ----------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                       Year Ended   Year Ended
                Net Investment Income May 31, 2003 May 31, 2002
                -----------------------------------------------
                       Class A         $1,884,380   $1,949,474
                       Class B            420,544      450,318
                       Class L            138,911      103,744
                -----------------------------------------------
                       Total           $2,443,835   $2,503,536
                -----------------------------------------------

9. Capital Shares

At May 31, 2003, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                      Year Ended             Year Ended
                                     May 31, 2003           May 31, 2002
                                ---------------------  ---------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class A
  Shares sold                    575,907  $ 5,832,668   808,393  $ 8,187,024
  Shares issued on reinvestment   88,616      896,108    94,812      957,277
  Shares reacquired             (786,641)  (7,988,657) (424,844)  (4,283,687)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)       (122,118) $(1,259,881)  478,361  $ 4,860,614
  ---------------------------------------------------------------------------
  Class B
  Shares sold                    232,911  $ 2,367,706   210,807  $ 2,132,554
  Shares issued on reinvestment   21,170      214,383    21,913      221,339
  Shares reacquired             (252,796)  (2,557,156) (461,252)  (4,667,054)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)          1,285  $    24,933  (228,532) $(2,313,161)
  ---------------------------------------------------------------------------
  Class L
  Shares sold                     89,315  $   901,411   140,142  $ 1,418,554
  Shares issued on reinvestment   10,886      110,030     8,079       81,512
  Shares reacquired              (57,671)    (584,219)  (24,107)    (243,093)
  ---------------------------------------------------------------------------
  Net Increase                    42,530  $   427,222   124,114  $ 1,256,973
  ---------------------------------------------------------------------------

     19 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

10.Capital Loss Carryforward

At May 31, 2003, the Fund had, for Federal income tax purposes, approximately $1,145,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on May 31 of the year indicated:

                                      2008      2009     2010
                -----------------------------------------------
                Carryforward Amounts $52,000 $1,033,000 $60,000
                -----------------------------------------------

In addition, the Fund had $1,948,119 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year.

11.Income Tax Information and Distributions to Shareholders

At May 31, 2003, the tax basis components of distributable earnings were:

                  --------------------------------------------
                  Undistributed tax-exempt income $   122,749
                  --------------------------------------------
                  Accumulated capital loss         (1,145,705)
                  --------------------------------------------
                  Unrealized appreciation           2,829,287
                  --------------------------------------------

The tax character of distributions paid during the year ended May 31, 2003 was:

                          ----------------------------
                          Tax-exempt income $2,443,835
                          ----------------------------

     20 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares                      2003/(1)/   2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                   $10.04     $10.00      $ 9.54      $10.31      $10.54
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.45       0.48        0.49        0.50        0.49
  Net realized and unrealized
   gain (loss)                        (0.05)      0.05        0.45       (0.77)      (0.10)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.40       0.53        0.94       (0.27)       0.39
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.46)     (0.49)      (0.48)      (0.48)      (0.49)
  Net realized gains                     --         --          --       (0.02)      (0.13)
----------------------------------------------------------------------------------------
Total Distributions                   (0.46)     (0.49)      (0.48)      (0.50)      (0.62)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year         $ 9.98     $10.04      $10.00      $ 9.54      $10.31
----------------------------------------------------------------------------------------
Total Return                           4.07%      5.40%      10.03%      (2.64)%      3.79%
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)      $40,319    $41,824     $36,862     $36,524     $46,279
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             1.00%      0.91%       0.94%       0.88%       0.88%
  Net investment income                4.48       4.80        4.98        5.09        4.64
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                  11%        11%          6%         16%         41%
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

     21 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class B Shares                        2003/(1)/ 2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                    $10.05     $10.00    $  9.54      $10.30      $10.54
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                 0.40       0.42       0.44        0.45        0.43
  Net realized and unrealized
   gain (loss)                         (0.06)      0.07       0.45       (0.77)      (0.10)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.34       0.49       0.89       (0.32)       0.33
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.41)     (0.44)     (0.43)      (0.42)      (0.44)
  Net realized gains                      --         --         --       (0.02)      (0.13)
----------------------------------------------------------------------------------------
Total Distributions                    (0.41)     (0.44)     (0.43)      (0.44)      (0.57)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year         $  9.98    $ 10.05     $10.00      $ 9.54      $10.30
----------------------------------------------------------------------------------------
Total Return                            3.38%      4.92%      9.40%      (3.11)%      3.15%
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)       $ 9,694    $ 9,746    $11,988     $15,860     $19,066
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.54%      1.41%      1.48%       1.41%       1.42%
  Net investment income                 3.94       4.20       4.44        4.56        4.11
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                   11%        11%         6%         16%         41%
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

     22 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class L Shares                        2002/(1)/   2002/(1)/   2001/(1)/   2000/(1)/  1999/(1)(2)/
-------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                    $10.04      $10.00      $ 9.53      $10.30       $10.53
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                 0.40        0.42        0.43        0.43         0.42
  Net realized and unrealized
   gain (loss)                         (0.07)       0.05        0.46       (0.76)       (0.09)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.33        0.47        0.89       (0.33)        0.33
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.40)      (0.43)      (0.42)      (0.42)       (0.43)
  Net realized gains                      --          --          --       (0.02)       (0.13)
--------------------------------------------------------------------------------------------
Total Distributions                    (0.40)      (0.43)      (0.42)      (0.44)       (0.56)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $ 9.97      $10.04      $10.00      $ 9.53       $10.30
--------------------------------------------------------------------------------------------
Total Return                            3.35%       4.78%       9.48%      (3.24)%       3.21%
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $3,494      $3,091      $1,837        $988       $1,652
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.57%       1.51%       1.48%       1.56%        1.44%
  Net investment income                 3.91        4.18        4.44        4.38         4.09
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   11%         11%          6%         16%          41%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed as Class L shares.

     23 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Smith Barney Arizona Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Arizona Municipals Fund Inc. ("Fund") as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG
New York, New York
July 10, 2003

     24 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Smith Barney Arizona Municipals Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                            Number of
                                                                           Investment
                                      Term of                              Portfolios
                                    Office* and         Principal            in Fund        Other
                        Position(s)   Length          Occupation(s)          Complex    Directorships
                         Held with    of Time          During Past         Overseen by     Held by
Name, Address and Age      Fund       Served             5 Years            Director      Director
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Non-Interested Directors:

Herbert Barg             Director      Since    Retired                        42            None
1460 Drayton Lane                      1988
Wynnewood, PA 19096
Age 79

Dwight B. Crane          Director      Since    Professor -- Harvard           49            None
Harvard Business School                1987     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Burt N. Dorsett          Director      Since    President -- Dorsett           27            None
201 East 62nd Street                   1994     McCabe Capital
Apt. 3C                                         Management Inc.; Chief
New York, NY 10021                              Investment Officer -- Leeb
Age 72                                          Capital Management, Inc.
                                                1999-Present

Elliot S. Jaffe          Director      Since    Chairman of                    27      Zweig Total
The Dress Barn Inc.                    1994     The Dress Barn Inc.                    Return Fund;
Executive Office                                                                       Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 76

Stephen E. Kaufman       Director      Since    Attorney                       60            None
Stephen E. Kaufman PC                  1988
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann         Director      Since    Retired                        27            None
200 Oak Park Place                     1988
Suite One
Pittsburgh, PA 15243
Age 72

     25 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

                                                                              Number of
                                                                             Investment
                                        Term of                              Portfolios
                                      Office* and         Principal            in Fund       Other
                        Position(s)     Length          Occupation(s)          Complex   Directorships
                         Held with      of Time          During Past         Overseen by    Held by
Name, Address and Age      Fund         Served             5 Years            Director     Director
------------------------------------------------------------------------------------------------------

Cornelius C. Rose, Jr. Director          Since    Chief Executive Officer --     27          None
P.O. Box 5388                            1994     Performance Learning
West Lebanon NH 03784                             Systems
Age 70

Interested Director:

R. Jay Gerken**        Chairman,         Since    Managing Director of           219         None
Citigroup Global       President and     2002     CGM; Chairman,
Markets Inc. ("CGM")   Chief                      President and Chief
399 Park Avenue        Executive                  Executive Officer of SBFM,
4th Floor              Officer                    Travelers Investment
New York, NY 10022                                Adviser, Inc. ("TIA") and
Age 52                                            Citi Fund Management
                                                  Inc. ("CFM")

Officers:

Lewis E. Daidone       Senior Vice       Since    Managing Director of           N/A         N/A
CGM                    President and     1995     CGM; Director and Senior
125 Broad Street       Chief                      Vice President of SBFM,
11th Floor             Administrative             TIA and CFM; Chief
New York, NY 10004     Officer                    Financial Officer and
Age 45                                            Treasurer of Mutual funds
                                                  affiliated with Citigroup
                                                  Inc.

Richard L. Peteka      Chief             Since    Managing Director of           N/A         N/A
CGM                    Financial         2002     CGM; Director and Head
125 Broad Street       Officer and                of Internal Control for
11th Floor             Treasurer                  Citigroup Asset
New York, NY 10004                                Management U.S. Mutual
Age 42                                            Fund Administration from
                                                  1999-2002; Vice
                                                  President, Head of Mutual
                                                  Fund Administration and
                                                  Treasurer at Oppenheimer
                                                  Capital from 1996-1999

Joseph P. Deane        Vice President    Since    Managing Director of           N/A         N/A
CGM                    and               1988     CGM; Investment Officer
399 Park Avenue        Investment                 of SBFM
4th Floor              Officer
New York, NY 10022
Age 54

     26 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 TAX INFORMATION (UNAUDITED)

                                                                        Number of
                                                                       Investment
                                       Term of                         Portfolios
                                     Office* and       Principal         in Fund       Other
                         Position(s)   Length        Occupation(s)       Complex   Directorships
                          Held with    of Time        During Past      Overseen by    Held by
Name, Address and Age       Fund       Served           5 Years         Director     Director
------------------------------------------------------------------------------------------------

Kaprel Ozsolak           Controller     Since    Vice President of CGM     N/A          N/A
CGM                                     2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor       Secretary      Since    Managing Director of      N/A          N/A
CGM                                     1995     CGM; General Counsel
300 First Stamford Place                         and Secretary of SBFM
4th Floor                                        and TIA
Stamford, CT 06902
Age 52


--------
 * Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

     27 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2003:
    . 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes and Arizona State income tax purposes.

     28 Smith Barney Arizona Municipals Fund Inc. | 2003 Annual Report to
                                 Shareholders

 TAX INFORMATION (UNAUDITED)

                                  SMITH BARNEY
                          ARIZONA MUNICIPALS FUND INC.



DIRECTORS                INVESTMENT ADVISER
Herbert Barg             AND ADMINISTRATOR
Dwight B. Crane          Smith Barney Fund
Burt N. Dorsett            Management LLC
R. Jay Gerken, CFA
  Chairman               DISTRIBUTOR
Elliot S. Jaffe          Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann         CUSTODIAN
Cornelius C. Rose, Jr.   State Street Bank and
                           Trust Company
OFFICERS
R. Jay Gerken, CFA       TRANSFER AGENT
President and Chief      Citicorp Trust Bank, fsb.
Executive Officer        125 Broad Street, 11th Floor
                         New York, New York 10004
Lewis E. Daidone
Senior Vice President    SUB-TRANSFER AGENT
and Chief Administrative PFPC Global Fund Services
Officer                  P.O. Box 9699
                         Providence, Rhode Island
Richard L. Peteka        02940-9699
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Smith Barney Arizona Municipals Fund Inc.





  This report is submitted for the general information of the shareholders of Smith Barney Arizona Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2223 7/03                                                             03-5053

ITEM 2.      CODE OF ETHICS.

             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

             Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

             (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

             (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.     EXHIBITS.

             (a)   Not applicable.

             (b)   Attached hereto.

             Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

             Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Arizona Municipals Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Arizona Municipals Fund Inc.

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Arizona Municipals Fund Inc.

Date: August 1, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         Smith Barney Arizona Municipals Fund Inc.

Date: August 1, 2003